UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/02__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  05/03/2002__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____139_____

Form 13F Information Table Value Total: $__614664___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        9    10000 PRN      SOLE                    10000
Abn Amro Capital Fund II 7.125 PFD              00371t206     5717   235090 SH       SOLE                   154585             80505
Bank One Capital I             PFD              06421B202      241     9415 SH       SOLE                     9415
Bellsouth Cap Fund             PFD              079857207      356    14000 SH       SOLE                    10000              4000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      412    16500 SH       SOLE                    16500
Edison Intl Tr II 8.6% QUIPS   PFD              26853P206      207     9000 SH       SOLE                     9000
Household Capital Trust Pfd 7. PFD              441815743      267    11000 SH       SOLE                    11000
Lincoln National Capital Pfd.  PFD              53417p209      994    40000 SH       SOLE                    40000
Public Storage Pfd 8.25%       PFD              74460d760      725    29325 SH       SOLE                    28925               400
Resource Bank Preferred 9.25%  PFD              761201201      203     8300 SH       SOLE                     4100              4200
Southern Co. 7.75% Pfd. A      PFD              84258t208      351    14000 SH       SOLE                    13000              1000
Southern Fin'l Cap Tr I        PFD              842872202     1130   200000 SH       SOLE                   200000
Telephone&Data Systems Ser A 7 PFD              879433878      416    17000 SH       SOLE                    17000
US Bancorp Pfd. 7.2%           PFD              90332m200      359    15000 SH       SOLE                    15000
Unionbancal Finance Tr I 7.375 PFD              90905q109      720    30000 SH       SOLE                    30000
AFLAC Inc                      COM              001055102    19072   646501 SH       SOLE                   475154            171522
ALLTEL Corp                    COM              020039103    13111   236030 SH       SOLE                   170398             65707
AOL Time Warner                COM              00184A105    14755   623886 SH       SOLE                   465936            158150
AT&T Corp - Liberty Media-A    COM              530718105      836    66168 SH       SOLE                    66168
AT&T Wireless Services         COM              00209A106      154    17231 SH       SOLE                    13007              4224
Abbott Laboratories            COM              002824100     1755    33370 SH       SOLE                     9470             23900
Aegon N. V. Ord.               COM              007924103     1149    47013 SH       SOLE                    30474             16539
Agilent Technologies, Inc.     COM              00846U101    13835   395739 SH       SOLE                   294543            101296
Allstate Corp.                 COM              020002101      345     9136 SH       SOLE                     1560              7576
American Express               COM              025816109      524    12800 SH       SOLE                     9175              3625
American International Group   COM              026874107    18086   250708 SH       SOLE                   186723             64045
Amgen Inc                      COM              031162100    12680   212467 SH       SOLE                   160662             51865
Anheuser-Busch Companies Inc   COM              035229103    14898   285397 SH       SOLE                   217242             68255
Applied Materials              COM              038222105      204     3750 SH       SOLE                     3600               150
BB&T Corporation               COM              054937107     1226    32165 SH       SOLE                    12580             19585
BP PLC - Spons ADR             COM              055622104      653    12293 SH       SOLE                     7273              5020
Bank of America Corp.          COM              060505104     1592    23399 SH       SOLE                    14285              9114
Bank of Hampton Roads          COM              0624890A8      137    17181 SH       SOLE                                      17181
BellSouth Corp                 COM              079860102      456    12358 SH       SOLE                     9123              3235
Bristol-Myers Squibb Co        COM              110122108      758    18716 SH       SOLE                    10784              7932
COMPAQ Computers               COM              204493100      165    15750 SH       SOLE                    15000               750
Caterpillar Inc                COM              149123101    12918   227236 SH       SOLE                   173941             53395
Charles Schwab Corp            COM              808513105      404    30874 SH       SOLE                    30874
Charter Communications Inc-A   COM              16117M107      113    10000 SH       SOLE                                      10000
Chevron Texaco Corp            COM              166764100      720     7973 SH       SOLE                     7073               900
Cisco Systems                  COM              17275R102      204    12030 SH       SOLE                     8870              3160
Citigroup Inc                  COM              172967101    17833   360122 SH       SOLE                   265919             94303
Coca Cola Company              COM              191216100      635    12152 SH       SOLE                     6075              6077
Colgate Palmolive Co           COM              194162103      784    13716 SH       SOLE                    11566              2150
Comcast Corp Spl Cl A          COM              200300200    12764   401370 SH       SOLE                   297190            104290
Comerica Inc                   COM              200340107      205     3270 SH       SOLE                                       3270
Cytec Industries               COM              232820100      214     7038 SH       SOLE                     7038
Dell Computer Corp             COM              247025109    12966   496608 SH       SOLE                   372281            124427
Dollar Tree Stores Inc         COM              256747106      251     7662 SH       SOLE                     5062              2600
Du Pont E.I. De Nemours and Co COM              263534109      538    11400 SH       SOLE                     2275              9125
Duke Energy Corp.              COM              264399106      519    13736 SH       SOLE                     9293              4443
EMC Corp.                      COM              268648102      303    25380 SH       SOLE                    23260              2120
Emerson Electric Co            COM              291011104    13964   243319 SH       SOLE                   182209             61185
Exxon Mobil Corp               COM              30231G102    19442   443573 SH       SOLE                   313601            130072
Federal Natl Mtg Assoc         COM              313586109      672     8415 SH       SOLE                     5026              3389
First Data Corp                COM              319963104    19158   219572 SH       SOLE                   156057             63565
Fortune Brands (formerly Amer. COM              349631101      813    16467 SH       SOLE                      467             16000
General Electric               COM              369604103     5618   150018 SH       SOLE                   107322             42696
Home Depot                     COM              437076102      201     4133 SH       SOLE                     1883              2250
Insteel Industries             COM              45774W108        8    10050 SH       SOLE                                      10050
Intel Corp                     COM              458140100    13432   441694 SH       SOLE                   330473            111321
International Business Machine COM              459200101     9938    95556 SH       SOLE                    67941             27645
International Paper            COM              460146103     1619    37650 SH       SOLE                    32850              4800
Internet Cable Corp            COM              46057x102       15    25000 SH       SOLE                    25000
Jefferson-Pilot Corporation    COM              475070108      725    14483 SH       SOLE                    12098              2385
Johnson & Johnson              COM              478160104    20412   314279 SH       SOLE                   238529             75825
Kimberly-Clark Corp            COM              494368103    15562   240719 SH       SOLE                   177354             63440
Kraft Foods Inc                COM              50075N104    13291   343875 SH       SOLE                   259825             84175
Legg Mason Inc.                COM              524901105      212     4000 SH       SOLE                     2000              2000
Lockheed Martin                COM              539830109    14381   249752 SH       SOLE                   189522             60305
Loews Corp                     COM              540424108      241     4120 SH       SOLE                     2520              1600
Lowe's Companies               COM              548661107     1765    40577 SH       SOLE                    18777             21800
M & T Bank Corporation         COM              55261F104      243     3029 SH       SOLE                     3029
Manulife Financial Corp.       COM              56501R106      613    22344 SH       SOLE                                      22344
Marsh & McLennan Companies     COM              571748102    15638   138710 SH       SOLE                   104855             33905
Medtronic, Inc.                COM              585055106      368     8144 SH       SOLE                      850              7294
Mellon Financial Corp          COM              58551A108      204     5280 SH       SOLE                     5280
Merck & Co Inc                 COM              589331107    16403   284875 SH       SOLE                   194533             90417
Merrill Lynch                  COM              590188108      317     5720 SH       SOLE                     5600               120
Microsoft Corp                 COM              594918104    16203   268661 SH       SOLE                   202063             66648
Morgan Stanley Dean Witter     COM              617446448    13121   228946 SH       SOLE                   169681             59315
Motorola, Inc                  COM              620076109      526    37056 SH       SOLE                    35506              1550
Natl Commerce Financial Corp   COM              63545P104    10901   392125 SH       SOLE                    82475            309650
New York Times Co              COM              650111107    14843   310130 SH       SOLE                   225410             84795
Nokia Corp                     COM              654902204     9990   481684 SH       SOLE                   360299            121510
Norfolk Southern Corporation   COM              655844108     1216    50809 SH       SOLE                    28590             22219
Oracle Corp                    COM              68389x105    10865   848841 SH       SOLE                   632180            216861
Pepsico Inc                    COM              713448108    17702   343724 SH       SOLE                   241087            102737
Pfizer Inc                     COM              717081103    14608   367589 SH       SOLE                   245956            121733
Pharmacia Corporation          COM              71713U102    13732   304615 SH       SOLE                   230548             74167
Philip Morris                  COM              718154107      382     7251 SH       SOLE                     6240              1011
Phillips Petroleum Co          COM              718507106      283     4500 SH       SOLE                      800              3700
Proctor & Gamble               COM              742718109      800     8878 SH       SOLE                     2228              6650
Providian (Formerly Capital Ho COM              74406a102      423    56000 SH       SOLE                    38000             18000
Qwest Communications Intl      COM              749121109      253    30738 SH       SOLE                    14780             15958
RadioShack Corp                COM              750438103    11956   398007 SH       SOLE                   300212             97920
Resource Bankshares Corp.      COM              76121r104     3605   193271 SH       SOLE                   174497             18774
Royal Bank of Canada           COM              780087102      333     9984 SH       SOLE                     9745               239
SBC Communications, Inc.       COM              78387G103      999    26677 SH       SOLE                    18621              8056
Schering-Plough Corp           COM              806605101      866    27670 SH       SOLE                    15720             11950
Schlumberger Ltd               COM              806857108    14823   252006 SH       SOLE                   187779             64302
Sears Roebuck & Co             COM              812387108      234     4556 SH       SOLE                                       4556
SouthTrust Corp                COM              844730101      374    14152 SH       SOLE                    12442              1710
Southern Co                    COM              842587107      237     8950 SH       SOLE                     8750               200
Standard & Poors Dep. Receipts COM              78462f103      512     4475 SH       SOLE                     4475
Startec Global Communications  COM              85569e103        0    20000 SH       SOLE                    20000
Sun Microsystems Inc           COM              866810104      626    70972 SH       SOLE                    39397             31575
Texas Instruments Inc          COM              882508104    11733   354482 SH       SOLE                   259625             94957
The Walt Disney Co             COM              254687106    14056   609005 SH       SOLE                   462451            146704
Tyco International Ltd         COM              902124106      277     8560 SH       SOLE                     8030               530
UBS Warburg                    COM              013268746      286     5748 SH       SOLE                     5748
UST Inc                        COM              902911106      934    23986 SH       SOLE                    23986
Unocal Corporation             COM              915289102      256     6560 SH       SOLE                                       6560
Verizon Communications Inc     COM              92343V104    13994   306552 SH       SOLE                   220160             86468
Viacom Inc-Cl B                COM              925524308    13650   282204 SH       SOLE                   212934             69345
Wal-Mart Stores                COM              931142103      416     6780 SH       SOLE                     6630               150
WorldCom Inc-MCI Group         COM              98157D304      346    58511 SH       SOLE                    57082              1429
WorldCom Inc-WorldCom Group    COM              98157D106     9375  1390948 SH       SOLE                  1389873              1075
Wyeth                          COM              983024100     1504    22904 SH       SOLE                     7104             15800
ABN AMRO/Mont & Caldwell Growt COM              126413889      494 20273.180SH       SOLE                20273.180
Baron Growth Fund              COM              068278209      752 23450.204SH       SOLE                22111.267          1338.937
Belvedere Equity Fund, LLC     COM              bleqx         1424 9823.067 SH       SOLE                 9823.067
Harbor International Fund      COM              411511306      621 19641.324SH       SOLE                19641.324
Janus Overseas                 COM              471023846      734 36286.963SH       SOLE                34419.074          1867.889
Kobren Delphi Value Fund       COM              499896405      299 21267.562SH       SOLE                17886.656          3380.906
Mutual Discovery               COM              628380404      499 26228.221SH       SOLE                26228.221
Olstein Financial Alert-ADV    COM              681383204      335 20355.375SH       SOLE                19817.436           537.939
Schwab 1000 Fund - Select Shar COM              808517809      265 8255.362 SH       SOLE                 8255.362
T Rowe Price Equity Income Fun COM              779547108      303 12362.650SH       SOLE                                  12362.650
T Rowe Price Intl Stock        COM              77956H203      320 28785.796SH       SOLE                28785.796
T. Rowe Price Midcap Growth Fu COM              779556109      565 14251.755SH       SOLE                13632.487           619.268
Torray                         COM              891402109      389 9722.628 SH       SOLE                 8632.674          1089.954
Tweedy Browne American Value F COM              901165209      561 23315.364SH       SOLE                23315.364
Vanguard Index Trust 500       COM              922908108     1232 11636.716SH       SOLE                 9327.577          2309.139
Vanguard LifeStrategy Growth F COM              921909503     1175 66909.991SH       SOLE                66909.991
Vanguard Special Health Care   COM              921908307      761 6344.529 SH       SOLE                 6344.529
Vanguard/Morgan Growth Fund    COM              921928107      171 11885.012SH       SOLE                 9073.097          2811.915
Vanguard/Primecap Fund         COM              921936100      906 17356.228SH       SOLE                14267.190          3089.038
White Oak Growth               COM              671081107      494 13525.673SH       SOLE                11445.435          2080.238